SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations

Nature of Operations

        We develop identification and decorative solutions for businesses worldwide. Our products include pressure-sensitive labeling technology and materials; films for graphic and reflective applications; brand and price tickets, tags and labels (including radio-frequency identification ("RFID") inlays); performance tapes; and pressure-sensitive adhesive products for surgical, wound care, ostomy, and electromedical applications.

Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements include the accounts of majority-owned subsidiaries. Intercompany accounts, transactions, and profits are eliminated in consolidation. We apply the equity method of accounting for investments in which we have significant influence but not a controlling interest.

Segment Information

Segment Information

        In the fourth quarter of 2016, we changed our operating structure to align with our overall business strategy, and our Chief Executive Officer, who is also our chief operating decision maker, requested changes in the information that he regularly reviews for purposes of allocating resources and assessing performance. As a result of these events, our fiscal year 2016 results are reported based on our new reportable segments, as described in Note 15, "Segment Information." We have reclassified certain prior period amounts to reflect our new operating structure.

Fiscal Year

Fiscal Year

        Normally, our fiscal years consist of 52 weeks, but every fifth or sixth fiscal year consists of 53 weeks. Our 2016 and 2015 fiscal years consisted of 52-week periods ending December 31, 2016 and January 2, 2016, respectively. Our 2014 fiscal year consisted of a 53-week period ending January 3, 2015.

Financial Presentation

Financial Presentation

        As further discussed in Note 16, "Supplemental Financial Information," we have classified certain costs associated with the divestiture of our former Office and Consumer Products ("OCP") and Designed and Engineered Solutions ("DES") businesses as discontinued operations in the Consolidated Statements of Income for fiscal years 2015 and 2014. Unless otherwise noted, the results and financial condition of discontinued operations have been excluded from the notes to our Consolidated Financial Statements. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires management to make estimates and assumptions for the reporting period and as of the date of the financial statements. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenue and expense. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash and cash equivalents generally consist of cash on hand, deposits in banks, cash-in-transit, and bank drafts and short-term investments with maturities of three months or less when purchased or received. The carrying value of these assets approximates fair value due to the short maturity of the instruments.

Accounts Receivable

Accounts Receivable

        We record trade accounts receivable at the invoiced amount. The allowance for doubtful accounts reserve represents allowances for customer trade accounts receivable that are estimated to be partially or entirely uncollectible. The customer complaint reserve represents estimated sales returns and allowances. These allowances are used to reduce gross trade receivables to their net realizable values. We record these allowances based on estimates related to the following:

•	Customer-specific allowances;
•	Amounts based upon an aging schedule; and
•	An amount based on our historical experience.

        No single customer represented 10% or more of our net sales in, or trade accounts receivable at, year-end 2016 or 2015. However, during 2016, 2015, and 2014, our ten largest customers by net sales represented approximately 14%, 15%, and 13% of our net sales, respectively. As of December 31, 2016 and January 2, 2016, our ten largest customers by trade accounts receivable represented approximately 14% of our trade accounts receivable. These customers were concentrated primarily in our Label and Graphic Materials reportable segment. We generally do not require our customers to provide collateral.

Inventories

Inventories

        Inventories are stated at the lower of cost or net realizable value and are categorized as raw materials, work-in-progress, or finished goods. Cost is determined using the first-in, first-out method. Inventory reserves are recorded to cost of products sold for damaged, obsolete, excess and slow-moving inventory and we establish a lower cost basis for the inventory. We use estimates to record these reserves. Slow-moving inventory is reviewed by category and may be partially or fully reserved for depending on the type of product, level of usage, and the length of time the product has been included in inventory.

Property, Plant and Equipment

Property, Plant and Equipment

        Depreciation is generally computed using the straight-line method over the estimated useful lives of the assets, ranging from ten to forty-five years for buildings and improvements and three to fifteen years for machinery and equipment. Leasehold improvements are depreciated over the shorter of the useful life of the asset or the term of the associated leases. Maintenance and repair costs are expensed as incurred; renewals and betterments are capitalized. Upon the sale or retirement of assets, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in net income.

Software

Software

        We capitalize internal and external software costs that are incurred during the application development stage of software development, including costs incurred for the design, coding, installation to hardware, testing, and upgrades and enhancements that provide the software or hardware with additional functionalities and capabilities. Internal and external software costs during the preliminary project stage are expensed, as are those costs during the post-implementation and/or operation stage, including internal and external training costs and maintenance costs. Capitalized software, which is included in "Other assets" in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, which is generally between five and ten years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

        Impairment charges are recorded when the carrying amounts of long-lived assets are determined not to be recoverable. Recoverability is measured by comparing the undiscounted cash flows expected from their use and eventual disposition to the carrying value of the related asset or asset group. The amount of impairment loss is calculated as the excess of the carrying value over the fair value. Historically, changes in market conditions and management strategy have caused us to reassess the carrying amount of our long-lived assets.

Goodwill and Other Intangibles Resulting from Business Acquisitions

Goodwill and Other Intangibles Resulting from Business Acquisitions

        Business combinations are accounted for by the acquisition method, with the excess of the acquisition cost over the fair value of net tangible assets and identified intangible assets acquired considered goodwill. As a result, we disclose goodwill separately from other intangible assets. Other identifiable intangibles include customer relationships, patents and other acquired technology, trade names and trademarks, and other intangibles.

        We have the following reporting units: materials; retail branding and information solutions; reflective solutions; performance tapes; fastener solutions; adhesives; and medical solutions. In performing the required impairment tests, we primarily apply a present value (discounted cash flow) method to determine the fair value of the reporting units with goodwill. We perform our annual impairment test of goodwill during the fourth quarter.

        Certain factors may result in the need to perform an impairment test prior to the fourth quarter, including significant underperformance of a business relative to expected operating results, significant adverse economic and industry trends, significant decline in our market capitalization for an extended period of time relative to net book value, or a decision to divest a portion of a reporting unit.

        We determine goodwill impairment using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

        The second step, if necessary, compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied fair value of goodwill exceeds the carrying amount, then goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

        In consultation with outside specialists, we estimate the fair value of our reporting units using various valuation techniques, with the primary technique being a discounted cash flow analysis. A discounted cash flow analysis requires us to make various assumptions about the reporting units, including sales, operating margins, growth rates, and discount rates. Assumptions about discount rates are based on a weighted-average cost of capital for comparable companies. Assumptions about sales, operating margins, and growth rates are based on our forecasts, business plans, economic projections, anticipated future cash flows, and marketplace data. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period. We base our fair value estimates on projected financial information and assumptions that we believe are reasonable. However, actual future results may differ from those estimates and projections, and those differences may be material. The valuation methodology used to estimate the fair value of reporting units requires inputs and assumptions that reflect current market conditions, as well as the impact of planned business and operational strategies that require management judgment. The estimated fair value could increase or decrease depending on changes in the inputs and assumptions.

        We test indefinite-lived intangible assets, consisting of trade names and trademarks, for impairment in the fourth quarter or whenever events or circumstances indicate that it is more likely than not that their carrying amounts exceed their fair values. Fair value is estimated as the discounted value of future revenues using a royalty rate that a third party would pay for use of the asset. Variation in the royalty rates could impact the estimate of fair value. If the carrying amount of an asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

        See also Note 3, "Goodwill and Other Intangibles Resulting from Business Acquisitions."

Foreign Currency

Foreign Currency

        Asset and liability accounts of international operations are translated into U.S. dollars at current rates. Revenues and expenses are translated at the weighted-average currency rate for the fiscal year. Gains and losses resulting from hedging the value of investments in certain international operations and from the translation of balance sheet accounts are recorded directly as a component of other comprehensive income.

Financial Instruments

Financial Instruments

        We enter into foreign exchange hedge contracts to reduce our risk from exchange rate fluctuations associated with receivables, payables, loans and firm commitments denominated in certain foreign currencies that arise primarily as a result of our operations outside the U.S. We enter into interest rate contracts to help manage our exposure to certain interest rate fluctuations. We also enter into futures contracts to hedge certain price fluctuations for a portion of our anticipated domestic purchases of natural gas. The maximum length of time for which we hedge our exposure to the variability in future cash flows for forecasted transactions is 36 months.

        On the date we enter into a derivative contract, we determine whether the derivative will be designated as a hedge. Derivatives not designated as hedges are recorded on the balance sheets at fair value, with changes in fair value recognized in earnings. Derivatives designated as hedges are classified as either (1) hedges of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value" hedges) or (2) hedges of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability ("cash flow" hedges). Our policy is not to purchase or hold any foreign currency, interest rate or commodity contracts for trading purposes.

        We assess, both at the inception of the hedge and on an ongoing basis, whether hedges are highly effective. If it is determined that a hedge is not highly effective, we prospectively discontinue hedge accounting. For cash flow hedges, the effective portion of the related gains and losses is recorded as a component of other comprehensive income, and the ineffective portion is reported in earnings. Amounts in accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged transaction affects earnings. In the event that the anticipated transaction is no longer likely to occur, we recognize the change in fair value of the instrument in current period earnings. Changes in fair value hedges are recognized in current period earnings. Changes in the fair value of underlying hedged items (such as recognized assets or liabilities) are also recognized in current period earnings and offset the changes in the fair value of the derivative.

        In the Consolidated Statements of Cash Flows, hedges are classified in the same category as the item hedged, primarily in operating activities.

        See also Note 5, "Financial Instruments."

Fair Value Measurements

Fair Value Measurements

        We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability.

        We determine fair value based on a three-tier fair value hierarchy, which we use to prioritize the inputs used in measuring fair value. These tiers consist of Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring us to develop our own assumptions to determine the best estimate of fair value.

Revenue Recognition

Revenue Recognition

        Sales are recognized when persuasive evidence of an arrangement exists, pricing is determinable, delivery has occurred based on applicable sales terms, and collection is reasonably assured. Sale terms are free on board (f.o.b.) shipping point or f.o.b. destination, depending upon local business customs. In regions where f.o.b. shipping point terms are utilized, sales are recorded at the time of shipment because this is when title and risk of loss are transferred. In regions where f.o.b. destination terms are utilized, sales are recorded when the products are delivered to the customer's delivery site, because this is when title and risk of loss are transferred. Furthermore, sales, provisions for estimated returns, and the cost of products sold are recorded at the time title transfers to customers and when the customers assume the risks and rewards of ownership. Actual product returns are charged against estimated sales return allowances.

        Sales rebates and discounts are common practices in the industries in which we operate. Volume, promotional, price, cash and other discounts and customer incentives are accounted for as a reduction to gross sales. Rebates and discounts are recorded based upon estimates at the time products are sold. These estimates are based on our historical experience for similar programs and products. We review these rebates and discounts on an ongoing basis and accruals for rebates and discounts are adjusted, if necessary, as additional information becomes available.

Research and Development	Research and Development Research and development costs are related to research, design, and testing of new products and applications and are expensed as incurred.
Long-Term Incentive Compensation

Long-Term Incentive Compensation

        No long-term incentive compensation expense was capitalized in 2016, 2015, or 2014.

        Changes in estimated forfeiture rates are recorded as cumulative adjustments in the period that the estimates are revised.

Valuation of Stock-Based Awards

        Our stock-based compensation expense is based on the fair value of awards, adjusted for estimated forfeitures, and amortized on a straight-line basis over the requisite service period for stock options and restricted stock units ("RSUs"). Compensation expense for performance units ("PUs") is based on the fair value of awards, adjusted for estimated forfeitures, and amortized on a straight-line basis as these awards cliff-vest at the end of the requisite service period. The compensation expense related to market-leveraged stock units ("MSUs") is based on the fair value of awards, adjusted for estimated forfeitures, and amortized on a graded-vesting basis over their respective performance periods.

        Compensation expense for awards with a market condition as a performance objective, which includes PUs and MSUs, is not adjusted if the condition is not met, as long as the requisite service period is met.

        The fair value of stock options is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate, and the expected option term.

        The fair value of RSUs and the component of PUs that is subject to the achievement of performance objectives based on a performance condition is determined based on the fair market value of our common stock as of the date of grant, adjusted for foregone dividends.

        The fair value of stock-based awards that are subject to achievement of performance objectives based on a market condition, which includes MSUs and the other component of PUs, is determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected stock price volatility and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the target performance objectives established for the award.

        Certain of these assumptions are based on management's estimates, in consultation with outside specialists. Significant changes in assumptions for future awards and actual forfeiture rates could materially impact stock-based compensation expense and our results of operations.

Valuation of Cash-Based Awards

        Cash-based awards consist of long-term incentive units ("LTI Units") granted to eligible employees. Cash-based awards are classified as liability awards and remeasured at each quarter-end over the applicable vesting or performance period. In addition to LTI Units with terms and conditions that mirror those of RSUs, we also grant certain employees LTI Units with terms and conditions that mirror those of PUs and MSUs.

Accounting for Income Taxes for Stock-Based Compensation

        We use the short-cut method to calculate the historical pool of windfall tax benefits related to non-employee director and employee stock-based compensation awards. In addition, we follow the tax law ordering approach to determine the sequence in which deductions and net operating loss carryforwards are utilized, as well as the direct-only approach to calculate the amount of windfall or shortfall tax benefits.

        See also Note 12, "Long-term Incentive Compensation."

Taxes Based on Income

Taxes Based on Income

        Our provision for income taxes is determined using the asset and liability approach following the provisions of ASC 740, Accounting for Income Taxes. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. We record a valuation allowance to reduce our deferred tax assets when uncertainty regarding their realizability exists. We recognize and measure our uncertain tax positions following the more likely than not threshold for financial statement recognition and measurement for tax positions taken or expected to be taken in a tax return.

        See also Note 14, "Taxes Based on Income."

Recent Accounting Requirements

Recent Accounting Requirements

        In January 2017, the Financial Accounting Standards Board ("FASB") issued amended guidance that simplifies the subsequent measurement of goodwill. This amended guidance eliminates step two of the goodwill impairment test, and a goodwill impairment will be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This guidance will be effective for fiscal years and interim periods beginning after December 15, 2019 and early adoption is permitted. While we are currently assessing the timing of our adoption of this guidance, we do not anticipate that its adoption will have a significant impact on our financial position, results of operations, cash flows, or disclosures.

        In January 2017, the FASB issued guidance that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance will be effective for fiscal years and interim periods beginning after December 15, 2017 and early adoption is permitted. While we are currently assessing the timing of our adoption of this guidance, we do not anticipate that its adoption will have a significant impact on our financial position, results of operations, cash flows, and disclosures.

        In October 2016, the FASB issued guidance that requires companies to recognize the income tax effects of intra-entity sales and transfers of assets other than inventory in the period in which the transfer occurs. This guidance will be effective for fiscal years and interim periods beginning after December 15, 2017 and early adoption is permitted. The guidance requires modified retrospective adoption. We are currently assessing the timing of our adoption of this guidance and its impact on our financial position, results of operations, cash flows, and disclosures.

        In August 2016, the FASB issued guidance to reduce the diversity in the presentation of certain cash receipts and cash payments presented and classified in the statement of cash flows. This guidance requires retrospective adoption and will be effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. We are currently assessing the impact of this guidance on our cash flows.

        In March 2016, the FASB issued guidance to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The guidance will be effective for fiscal years and interim periods beginning after December 15, 2016, and early adoption is permitted. Different components of the guidance require prospective, retrospective and/or modified retrospective adoption. We are currently assessing the impact of this guidance on our financial position, results of operations, cash flows, and disclosures.

        In March 2016, the FASB issued guidance on accounting for leases that requires lessees to recognize most leases on their balance sheets for the rights and obligations created by those leases. This guidance also requires enhanced disclosures regarding the amount, timing, and uncertainty of cash flows arising from leases and will be effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. A modified retrospective approach is required for adoption with respect to all leases that exist at or commence after the date of initial application with an option to use certain practical expedients. We are currently assessing the impact of this guidance on our financial position, results of operations, cash flows, and disclosures.

        In May 2014, and in subsequent updates, the FASB issued revised guidance on revenue recognition. This revised guidance provides a single comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This revised guidance will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. This revised guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including qualitative and quantitative information about contracts with customers, significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. This revised guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and can be applied retrospectively either to each prior reporting period presented ("full retrospective") or with the cumulative effect of adoption recognized at the date of initial application ("modified retrospective"). Early adoption is permitted for fiscal periods beginning after December 15, 2016. We expect to adopt the new standard under the modified retrospective approach in the first quarter of 2018. Based on the information we have evaluated to date, we do not anticipate that the adoption of this revised guidance will have a significant impact on our financial position, results of operations, or cash flows.